SCHEDULE OF MATURITIES OF OUTSTANDING DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 5,417
2024	3,280
2025	2,324
2026	1,904
2027	1,148
Thereafter	1,172
Total outstanding debt	$ 15,245	$ 24,974